Schedule of Transferred Consideration (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Consideration paid in cash
Deferred consideration in cash	4,352
Contingent consideration	10,185
Non-controlling interests	142
Transferred consideration	14,395
Non-controlling interests	₪ (142)
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Consideration paid in cash		₪ 24,304
Payable in respect of shares		17,376
Deferred consideration in cash		9,862
Contingent consideration		18,668
Non-controlling interests		1,178
Transferred consideration		71,388
Non-controlling interests		₪ (1,178)